Trade and Other Receivables - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($) Customer	Jun. 30, 2020 USD ($)
Disclosure of financial assets [line items]
Term receivables terms	30 days
Trade receivables	$ 4,450	$ 1,974
Trade receivables [member]
Disclosure of financial assets [line items]
Provisions for doubtful debts	3	2
Past due but not impaired [member]
Disclosure of financial assets [line items]
Trade receivables	$ 68	$ 23
Credit risk [member]
Disclosure of financial assets [line items]
Percentage of trade receivables owed from the customers	31.00%	32.00%
Number of customers sample risk exposure | Customer	10